Related Parties - Schedule of Nature of Relationships with Related Parties (Details)	6 Months Ended
Jun. 30, 2026
Yucheng Hu [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Chief Executive Officer, Director and a shareholder of the Company
Quleduo [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Relationship with the Company	Over which the Company owned 33.63% equity interest